RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Metaminds Software
Related Party Transaction [Line Items]
Rent expense - from Mike Melham	$ 58		$ 58
Metaminds Software | Offshore IT, sales support and other services
Related Party Transaction [Line Items]
Services received from related parties		$ 48		$ 83	$ 90	$ 428
Metaminds Software | Offshore software development services
Related Party Transaction [Line Items]
Services received from related parties		190		330	362	1,230
Metaminds Technologies | Offshore IT, sales support and other services
Related Party Transaction [Line Items]
Services received from related parties		29	54	87	230	243
Metaminds Technologies | Offshore software development services
Related Party Transaction [Line Items]
Services received from related parties		113	216	347	919	374
Metaminds Global | Offshore IT, sales support and other services
Related Party Transaction [Line Items]
Services received from related parties		56	78	95	208	720
Metaminds Global | Offshore software development services
Related Party Transaction [Line Items]
Services received from related parties		224	312	378	831	1,036
Mondee Group LLC
Related Party Transaction [Line Items]
Repayment of notes to related party						5,034
Service fee from Mondee Group LLC	974		1,941		1,223
Mondee Group Loan
Related Party Transaction [Line Items]
Interest Income from Mondee Group Loan	129	126	256	250	505	496
LBF Travel Inc
Related Party Transaction [Line Items]
Repayment of notes to related party						1,750
Mike Melham
Related Party Transaction [Line Items]
Rent expense - from Mike Melham	$ 16	$ 16	$ 33	$ 33	$ 86	$ 86